Annual Total Returns- Federated Hermes Trust for U S Treasury Obligations (Cash II Shares) [BarChart] - Cash II Shares - Federated Hermes Trust for U S Treasury Obligations - CII	2016	2017	2018	2019	2020
Total	none	0.11%	0.99%	1.35%	0.14%